Cover	Jun. 30, 2023	Apr. 20, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 07, 2023
Entity Registrant Name	F&G Annuities & Life, Inc.
Entity File Number		001-41490
Entity Incorporation, State or Country Code		DE
Entity Tax Identification Number		85-2487422
Entity Address, Address Line One	801 Grand Avenue
Entity Address, Address Line Two	Suite 2600
Entity Address, City or Town	Des Moines
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	50309
City Area Code	515
Local Phone Number	330-3340
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		F&G Common Stock, $0.001 par value
Trading Symbol		FG
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key	0001934850
Amendment Flag	false
Entity Addresses [Line Items]
Document Period End Date	Nov. 07, 2023
Entity Central Index Key	0001934850
Amendment Flag	false
Entity Address, City or Town	Des Moines
Entity Address, Address Line One	801 Grand Avenue